Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the accompanying financial statements:
	September 30,
	2023	2022
$ to JPY Year-end Spot Rate	149.43	144.71
$ to JPY Average Rate	138.93	124.70

Schedule of Finance Leases and Related Obligation	Estimated useful lives are as follows:
Category	Estimated useful life
Buildings	15 – 20 years
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Machinery and equipment	2 – 8 years
Motor vehicle	1 – 3 years